Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of cash and cash equivalents, and restricted cash
	December 31,
	2022	2021
Cash and cash equivalents	$122,559	$99,993
Restricted cash	947	4,337
Total cash and cash equivalents, and restricted cash	$123,506	$104,330

Schedule of useful lives for depreciable assets
Buildings	20 – 39 years
Machinery and equipment	3 – 7 years
Computer and software	3 – 5 years
Leasehold improvements	Lesser of lease term or 10 years
Capitalized software	3 – 5 years
Furniture and fixtures	5– 7 years